Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Schedule of inventory
Raw materials and components		$ 17,425	$ 15,756
Finished products	[1]	12,605	19,099
Inventories		$ 30,030	$ 34,855

[1]	Including amounts of $34 and $836 for the years ended December 31, 2017 and 2018, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.